Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of company's operating leases

The following table presents information on the Company’s operating and finance leases for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	Years Ended December 31,
	2023	2022	2021
Operating Leases
Cash paid for amounts included in the measurement of operating lease liabilities	$90,340	$85,967	$78,865
Right-of-use assets obtained in exchange for operating lease obligations	$31,956	$28,211	$58,497
Finance Leases
Cash paid for amounts included in the measurement of finance lease liabilities	$5,883	$—	$—
Right-of-use assets obtained in exchange for new finance lease obligations	$257,359	$—	$—

The following table presents information on the Company’s operating and finance leases for the years ended December 31, 2023 and 2022 (in thousands):

	Years Ended December 31,
	2023	2022
Operating Leases
Weighted average remaining lease term (in years)	5.3	6.1
Weighted average discount rate	6.8%	6.7%
Finance Leases
Weighted average remaining lease term (in years)	25.2	—
Weighted average discount rate	8.1%	—

Summary of undiscounted cash flow for the operations lease

The following table reconciles the undiscounted cash flows for the operating and finance leases as of December 31, 2023 to the operating and finance lease liabilities recorded in the consolidated balance sheet (in thousands):

	Years Ending December 31,
	Operating Leases	Finance Leases
2024	$94,924	$27,554
2025	87,818	24,551
2026	83,565	24,644
2027	66,726	20,600
2028	30,365	19,536
Thereafter	57,766	498,572
Total future minimum lease payments	421,164	615,457
Less: imputed interest	(68,223)	(362,034)
Present value of future minimum lease payments	352,941	253,423
Less: current portion of operating and finance lease liabilities	(73,899)	(8,135)
Long-term operating and finance lease liabilities	$279,042	$245,288

The operating lease amounts in the above table exclude amounts for discontinued operations (Note 4) of $2.9 million, $2.5 million, $2.2 million, $1.9 million, $1.2 million, and $2.2 million for the years 2024, 2025, 2026, 2027, 2028 and thereafter, respectively, and imputed interest of $2.0 million.

As of December 2023, the Company has an additional operating lease that has not yet commenced with future minimum lease payments of approximately $253.9 million that will commence in 2024 with a lease term of up to 13 years.